Document And Entity Information	6 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	Universe Pharmaceuticals INC
Document Type	6-K
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0001809616
Document Period End Date	Mar. 31, 2022
Entity File Number	001-40231